Derivatives and Hedging - Summary of the Balance Sheet Line Items in Which the Hedged Item is Included (Details) - Long-term debt - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Carrying Amount of the Hedged Assets (Liabilities)	$ (131,923)	$ (129,290)
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Assets (Liabilities)	$ 5,042	$ 2,474